PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	€ (318)		€ (204)	€ (124)	€ (70)
Additions Property Plant And Equipment	(126)		(114)	(80)	(54)
Derecognitions Property Plant And Equipment	53
Property, plant and equipment at end of period	(391)		(318)	(204)	(124)
Property, plant and equipment at end of period	(391)		(318)	(204)	(124)
At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	649		404	257	177
Additions Property Plant And Equipment	248		245	147	80
Derecognitions Property Plant And Equipment	(53)
Property, plant and equipment at end of period	844		649	404	257
Property, plant and equipment at end of period	844		649	404	257
Carrying [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	331		200	133	107
Additions Property Plant And Equipment	122		131	67	26
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	453		331	200	133
Property, plant and equipment at end of period	453		331	200	133
Machinery [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(314)		(200)	(121)	(68)
Additions Property Plant And Equipment	(126)	[1]	(114)	(79)	(53)
Derecognitions Property Plant And Equipment	53
Property, plant and equipment at end of period	(387)		(314)	(200)	(121)
Property, plant and equipment at end of period	(387)		(314)	(200)	(121)
Machinery [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	639		394	247	167
Additions Property Plant And Equipment	248		245	147	80
Derecognitions Property Plant And Equipment	(53)
Property, plant and equipment at end of period	834		639	394	247
Property, plant and equipment at end of period	834		639	394	247
Other assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(4)		(4)	(3)	(2)
Additions Property Plant And Equipment				(1)	(1)
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	(4)		(4)	(4)	(3)
Property, plant and equipment at end of period	(4)		(4)	(4)	(3)
Other assets [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	10		10	10	10
Additions Property Plant And Equipment
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	10		10	10	10
Property, plant and equipment at end of period	€ 10		€ 10	€ 10	€ 10

[1]	The difference between the depreciation expense disclosed in Note 6 and Note 14 arises from using different FX rates: year-end rates for balance sheet and average rates for income statement.